VIA EDGAR

Securities and Exchange Commission 100 F. Street N.E. Washington, D.C. 20549-0506

Re:	Retirement Builder Variable Annuity Account

File No. 811-07689, CIK 0001016809

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, I, AllianceBernstein Variable Products Series Fund, Inc., Columbia Funds Variable Insurance Trust I, Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Davis Variable Account Fund, Inc., Evergreen Variable Annuity Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, MFS® Variable Insurance Trust, JP Morgan Investment Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, and Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

•	On March 8, 2007, AEGON/Transamerica Series Trust filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On February 23, 2007, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 5, 2007, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On February 27, 2007, Columbia Funds Variable Insurance Trust I, Filed its annual report with the Commission via EDGAR (CK: 0001049787);

•	On February 15, 2007, Dreyfus Stock Index Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000846800);

•	On February 21, 2007, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

•	On February 26, 2007, Davis Variable Account Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001084060);

•	On February 28, 2007, Evergreen Variable Annuity Trust filed its annual report with the Commission via EDGAR (CIK: 0000928754);

Securities and Exchange Commission

•	On March 1, 2007, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

•	On March 1, 2007, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On February 28, 2007, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

•	On March 1, 2007, JP Morgan Investment Trust filed its annual report with the Commission via EDGAR (CIK: 0000909221);

•	On March 1, 2007, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On February 28, 2007, Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671); and

•	On February 26, 27th, 2007, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company